Quarterly Report
September 30, 2020
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 6.7%
Afterpay, Ltd. (a)	49,936	$2,945,511
AGL Energy, Ltd.	150,670	1,472,218
AMP, Ltd.	892,260	840,801
Ampol, Ltd.	61,250	1,057,829
APA Group Stapled Security	266,666	1,983,693
Aristocrat Leisure, Ltd.	133,538	2,914,302
ASX, Ltd.	47,308	2,767,822
Aurizon Holdings, Ltd.	422,789	1,301,563
AusNet Services	373,788	504,941
Australia & New Zealand Banking Group, Ltd.	664,379	8,294,574
BHP Group PLC	506,121	10,818,162
BHP Group, Ltd.	694,122	17,944,184
BlueScope Steel, Ltd.	128,543	1,185,197
Brambles, Ltd.	372,135	2,827,607
CIMIC Group, Ltd. (a)	24,790	332,288
Coca-Cola Amatil, Ltd.	124,122	850,195
Cochlear, Ltd.	15,192	2,171,973
Coles Group, Ltd.	322,569	3,932,524
Commonwealth Bank of Australia	417,324	19,217,094
Computershare, Ltd.	127,081	1,125,033
Crown Resorts, Ltd.	91,949	584,508
CSL, Ltd.	107,066	22,131,702
Dexus REIT	242,238	1,552,596
Evolution Mining, Ltd.	377,056	1,576,226
Fortescue Metals Group, Ltd.	393,589	4,627,122
Goodman Group REIT	382,053	4,950,054
GPT Group REIT	481,330	1,355,021
Insurance Australia Group, Ltd.	579,092	1,833,766
LendLease Corp., Ltd. Stapled Security	151,641	1,212,224
Macquarie Group, Ltd.	78,663	6,823,603
Magellan Financial Group, Ltd.	32,572	1,344,336
Medibank Pvt, Ltd.	647,264	1,168,737
Mirvac Group REIT	962,862	1,510,433
National Australia Bank, Ltd.	765,036	9,835,230
Newcrest Mining, Ltd.	187,132	4,246,349
Northern Star Resources, Ltd.	173,353	1,718,961
Oil Search, Ltd.	449,817	860,980
Orica, Ltd.	92,163	1,026,842
Origin Energy, Ltd.	392,018	1,214,893
Qantas Airways, Ltd. (a)	178,931	525,106
QBE Insurance Group, Ltd.	346,775	2,158,457
Ramsay Health Care, Ltd.	42,271	2,016,835
REA Group, Ltd.	11,311	901,309
Rio Tinto, Ltd.	88,397	6,041,850
Santos, Ltd.	444,145	1,571,496
Scentre Group REIT	1,199,790	1,911,577
SEEK, Ltd.	76,262	1,177,272
Sonic Healthcare, Ltd.	111,593	2,651,870
Security Description	Shares	Value
South32, Ltd.	1,150,049	$1,707,927
Stockland REIT	553,225	1,512,368
Suncorp Group, Ltd.	284,230	1,736,298
Sydney Airport Stapled Security	302,380	1,284,944
Tabcorp Holdings, Ltd.	566,977	1,366,300
Telstra Corp., Ltd.	964,855	1,933,229
TPG TELECOM, Ltd. (a)	98,984	522,699
Transurban Group Stapled Security	651,421	6,656,234
Treasury Wine Estates, Ltd.	180,891	1,163,082
Vicinity Centres REIT	761,248	760,716
Washington H Soul Pattinson & Co., Ltd.	28,102	477,680
Wesfarmers, Ltd.	271,125	8,672,353
Westpac Banking Corp.	847,671	10,314,279
WiseTech Global, Ltd.	35,073	657,366
Woodside Petroleum, Ltd.	236,363	3,002,029
Woolworths Group, Ltd.	295,649	7,736,223
		222,520,593
AUSTRIA — 0.2%
ANDRITZ AG	17,424	537,896
Erste Group Bank AG	65,346	1,368,605
OMV AG (a)	34,411	941,683
Raiffeisen Bank International AG (a)	34,387	526,417
Verbund AG	15,343	838,059
Voestalpine AG	26,238	691,643
		4,904,303
BELGIUM — 0.9%
Ageas SA/NV	43,311	1,772,550
Anheuser-Busch InBev SA	178,243	9,598,321
Colruyt SA	12,414	805,764
Elia Group SA	6,832	683,102
Galapagos NV (a)	9,816	1,391,851
Groupe Bruxelles Lambert SA	28,629	2,581,399
KBC Group NV	60,411	3,029,891
Proximus SADP	40,640	741,523
Sofina SA	3,463	945,583
Solvay SA	17,518	1,507,375
Telenet Group Holding NV	13,788	535,262
UCB SA	30,145	3,424,264
Umicore SA	46,251	1,924,117
		28,941,002
CHILE — 0.0% (b)
Antofagasta PLC	94,425	1,248,514
CHINA — 0.6%
BeiGene, Ltd. ADR (a)	9,200	2,635,248
BOC Hong Kong Holdings, Ltd.	842,500	2,233,469
Budweiser Brewing Co. APAC, Ltd. (c)	393,700	1,151,516
Microport Scientific Corp.	149,000	595,826

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Prosus NV (a)	114,634	$10,582,830
Wilmar International, Ltd.	440,800	1,431,157
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	420,744
		19,050,790
DENMARK — 2.5%
Ambu A/S Class B (d)	37,433	1,054,447
AP Moller - Maersk A/S Class A	700	1,024,999
AP Moller - Maersk A/S Class B	1,482	2,343,658
Carlsberg AS Class B	25,079	3,379,840
Chr. Hansen Holding A/S	24,085	2,674,484
Coloplast A/S Class B	27,539	4,366,106
Danske Bank A/S (a)	167,123	2,261,288
Demant A/S (a)	23,412	734,475
DSV Panalpina A/S	48,377	7,849,561
Genmab A/S (a)	15,390	5,587,007
GN Store Nord A/S	29,936	2,256,044
H Lundbeck A/S	14,575	480,209
Novo Nordisk A/S Class B	406,358	28,163,879
Novozymes A/S Class B	49,748	3,127,838
Orsted A/S (c)	44,843	6,184,170
Pandora A/S	22,173	1,600,052
Tryg A/S	27,107	853,684
Vestas Wind Systems A/S	45,980	7,433,182
		81,374,923
FINLAND — 1.2%
Elisa Oyj	34,231	2,012,824
Fortum Oyj	102,132	2,065,274
Kone Oyj Class B	79,153	6,951,095
Neste Oyj	102,824	5,415,607
Nokia Oyj (a)	1,341,426	5,251,048
Nordea Bank Abp (a)	767,488	5,835,746
Orion Oyj Class B	23,073	1,045,539
Sampo Oyj Class A	113,280	4,486,979
Stora Enso Oyj Class R	132,563	2,075,240
UPM-Kymmene Oyj	130,683	3,978,266
Wartsila OYJ Abp	95,439	749,622
		39,867,240
FRANCE — 10.2%
Accor SA (a)	42,276	1,183,509
Adevinta ASA (a)	62,237	1,066,262
Aeroports de Paris	7,865	780,380
Air Liquide SA	111,526	17,680,974
Airbus SE (a)	139,951	10,151,765
Alstom SA (a)	44,396	2,218,092
Amundi SA (a)(c)	13,764	970,317
Arkema SA	16,060	1,703,040
Atos SE (a)	23,181	1,863,053
AXA SA	462,853	8,567,932
BioMerieux	10,343	1,619,269
BNP Paribas SA (a)	267,956	9,694,840
Bollore SA	188,302	701,507
Security Description	Shares	Value
Bouygues SA	51,459	$1,778,539
Bureau Veritas SA (a)	73,174	1,649,721
Capgemini SE	37,405	4,799,709
Carrefour SA	137,124	2,191,491
Cie de Saint-Gobain (a)	120,071	5,030,292
Cie Generale des Etablissements Michelin SCA	39,317	4,221,304
CNP Assurances (a)	47,490	595,685
Covivio REIT	11,839	831,464
Credit Agricole SA (a)	263,491	2,299,323
Danone SA	144,764	9,378,691
Dassault Aviation SA (a)	605	510,436
Dassault Systemes SE	30,754	5,739,127
Edenred	58,332	2,619,333
Eiffage SA (a)	20,205	1,649,307
Electricite de France SA	144,832	1,530,188
Engie SA (a)	434,004	5,800,809
EssilorLuxottica SA (a)	68,033	9,263,348
Eurazeo SE (a)	7,897	427,617
Faurecia SE (a)	19,469	839,343
Gecina SA REIT	10,119	1,334,172
Getlink SE (a)	97,753	1,324,417
Hermes International	7,541	6,495,817
ICADE REIT	6,092	341,396
Iliad SA	3,166	580,852
Ingenico Group SA (a)	13,929	2,158,425
Ipsen SA	9,549	998,365
JCDecaux SA (a)	19,153	331,177
Kering SA	18,040	11,968,744
Klepierre SA REIT (d)	44,201	618,831
La Francaise des Jeux SAEM (c)	18,485	678,265
Legrand SA	62,948	5,014,622
L'Oreal SA	59,309	19,304,159
LVMH Moet Hennessy Louis Vuitton SE	65,579	30,689,695
Natixis SA (a)	221,885	498,725
Orange SA	474,218	4,940,089
Orpea (a)	12,027	1,366,703
Pernod Ricard SA	50,765	8,095,148
Peugeot SA (a)	133,613	2,423,412
Publicis Groupe SA	53,250	1,716,538
Remy Cointreau SA	5,928	1,082,234
Renault SA (a)	47,770	1,239,407
Safran SA (a)	76,535	7,531,343
Sanofi	266,804	26,741,490
Sartorius Stedim Biotech	6,273	2,165,576
Schneider Electric SE	130,158	16,181,264
SCOR SE (a)	41,578	1,157,810
SEB SA	4,983	810,729
Societe Generale SA (a)	189,880	2,520,882
Sodexo SA	20,638	1,471,406
Suez SA	89,128	1,647,103
Teleperformance	13,838	4,267,011
Thales SA	26,547	1,989,977

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TOTAL SE	582,933	$20,022,835
Ubisoft Entertainment SA (a)	21,991	1,982,344
Unibail-Rodamco-Westfield (d)	8,898	15,804
Unibail-Rodamco-Westfield REIT (d)	33,313	1,228,787
Valeo SA	53,270	1,636,105
Veolia Environnement SA	131,507	2,837,890
Vinci SA	121,022	10,113,908
Vivendi SA	196,687	5,494,184
Wendel SE	7,128	646,702
Worldline SA (a)(c)	33,270	2,724,719
		335,745,729
GERMANY — 9.3%
Adidas AG (a)	44,768	14,459,942
Allianz SE	98,355	18,880,473
Aroundtown SA (a)	270,512	1,358,162
BASF SE	215,921	13,150,984
Bayer AG	231,235	14,268,183
Bayerische Motoren Werke AG	76,967	5,586,998
Bayerische Motoren Werke AG Preference Shares	12,415	678,625
Beiersdorf AG	24,701	2,804,967
Brenntag AG	35,766	2,274,457
Carl Zeiss Meditec AG	10,275	1,297,960
Commerzbank AG (a)	228,232	1,122,578
Continental AG	25,118	2,722,461
Covestro AG (c)	43,724	2,168,646
Daimler AG	204,789	11,049,247
Delivery Hero SE (a)(c)	30,772	3,531,361
Deutsche Bank AG (a)	472,044	3,979,732
Deutsche Boerse AG	44,472	7,798,174
Deutsche Lufthansa AG (a)(d)	64,206	556,232
Deutsche Post AG	236,744	10,744,230
Deutsche Telekom AG	783,893	13,054,075
Deutsche Wohnen SE	82,769	4,137,441
E.ON SE	534,462	5,892,067
Evonik Industries AG	48,315	1,250,071
Fraport AG Frankfurt Airport Services Worldwide (a)	10,591	417,056
Fresenius Medical Care AG & Co. KGaA	51,915	4,389,473
Fresenius SE & Co. KGaA	96,883	4,406,439
Fuchs Petrolub SE Preference Shares	15,262	776,140
GEA Group AG	34,919	1,223,708
Hannover Rueck SE	14,012	2,169,580
HeidelbergCement AG	37,100	2,267,415
Henkel AG & Co. KGaA Preference Shares	41,235	4,313,360
Henkel AG & Co. KGaA	23,494	2,197,725
HOCHTIEF AG	6,344	492,566
Infineon Technologies AG	292,611	8,248,881
KION Group AG	16,364	1,397,547
Security Description	Shares	Value
Knorr-Bremse AG	17,109	$2,015,126
LANXESS AG	20,021	1,145,722
LEG Immobilien AG	16,849	2,402,047
Merck KGaA	30,486	4,445,386
METRO AG	46,138	459,560
MTU Aero Engines AG	12,036	1,995,557
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	32,837	8,349,161
Nemetschek SE	13,024	952,103
Porsche Automobil Holding SE Preference Shares (a)	38,236	2,275,125
Puma SE (a)	19,299	1,735,182
RWE AG	140,760	5,272,273
SAP SE	246,729	38,426,747
Sartorius AG Preference Shares	8,673	3,555,447
Scout24 AG (c)	25,456	2,220,830
Siemens AG	180,486	22,797,293
Siemens Energy AG (a)	90,243	2,433,941
Siemens Healthineers AG (c)	63,385	2,845,741
Symrise AG	31,071	4,292,338
TeamViewer AG (a)(c)	30,298	1,494,548
Telefonica Deutschland Holding AG	255,715	653,654
Thyssenkrupp AG (a)	100,059	503,555
Uniper SE	49,780	1,607,129
United Internet AG	23,175	886,429
Volkswagen AG (a)	7,916	1,383,828
Volkswagen AG Preference Shares (a)	44,251	7,121,697
Vonovia SE	123,026	8,435,235
Zalando SE (a)(c)	36,248	3,387,224
		308,159,834
HONG KONG — 2.9%
AIA Group, Ltd.	2,863,600	28,464,636
ASM Pacific Technology, Ltd.	81,800	837,404
Bank of East Asia, Ltd.	350,839	647,676
CK Asset Holdings, Ltd.	605,179	2,973,707
CK Hutchison Holdings, Ltd.	646,000	3,914,625
CK Infrastructure Holdings, Ltd.	153,000	718,004
CLP Holdings, Ltd.	385,000	3,594,865
Dairy Farm International Holdings, Ltd.	77,000	291,028
Hang Lung Properties, Ltd.	474,000	1,208,027
Hang Seng Bank, Ltd.	175,100	2,594,085
Henderson Land Development Co., Ltd.	323,436	1,200,964
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	586,990	606,875
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,243,695
Hong Kong & China Gas Co., Ltd.	2,596,424	3,770,131

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Hong Kong Exchanges & Clearing, Ltd.	286,430	$13,483,341
Hongkong Land Holdings, Ltd.	254,100	946,683
Jardine Matheson Holdings, Ltd.	49,900	1,983,604
Jardine Strategic Holdings, Ltd.	47,600	943,757
Kerry Properties, Ltd.	146,000	375,491
Link REIT	475,600	3,897,275
Melco Resorts & Entertainment, Ltd. ADR	55,923	931,118
MTR Corp., Ltd.	346,101	1,717,678
New World Development Co., Ltd.	349,269	1,705,041
Pacific Century Premium Developments, Ltd. (a)	115,776	30,530
PCCW, Ltd.	1,072,000	641,298
Power Assets Holdings, Ltd.	316,000	1,665,570
Sino Land Co., Ltd.	803,387	940,536
Sun Hung Kai Properties, Ltd.	316,000	4,072,167
Swire Pacific, Ltd. Class A	113,500	549,511
Swire Properties, Ltd.	280,600	743,478
Techtronic Industries Co., Ltd.	321,500	4,274,594
WH Group, Ltd. (c)	2,352,309	1,918,807
Wharf Real Estate Investment Co., Ltd.	404,000	1,656,030
		94,542,231
IRELAND — 0.8%
AerCap Holdings NV (a)	32,314	813,990
CRH PLC	185,887	6,741,661
Flutter Entertainment PLC (a)	35,184	5,584,948
James Hardie Industries PLC	104,608	2,509,392
Kerry Group PLC Class A	38,812	4,972,107
Kingspan Group PLC (a)	36,730	3,343,231
Smurfit Kappa Group PLC	57,747	2,266,262
		26,231,591
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	478,237
Bank Hapoalim BM	275,519	1,474,410
Bank Leumi Le-Israel BM	360,144	1,587,988
Check Point Software Technologies, Ltd. (a)	28,010	3,370,723
Elbit Systems, Ltd.	6,111	742,964
ICL Group, Ltd.	162,743	575,970
Isracard, Ltd.	0	1
Israel Discount Bank, Ltd. Class A	293,896	794,094
Mizrahi Tefahot Bank, Ltd.	33,833	601,071
Nice, Ltd. (a)	14,292	3,245,461
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,497,714
Teva Pharmaceutical Industries, Ltd. (a)	98,441	891,813
Security Description	Shares	Value
Wix.com, Ltd. (a)	12,800	$3,262,080
		18,522,526
ITALY — 1.9%
Assicurazioni Generali SpA	255,300	3,598,918
Atlantia SpA (a)	111,267	1,742,879
Davide Campari-Milano NV	128,048	1,397,811
DiaSorin SpA	5,764	1,159,868
Enel SpA	1,926,411	16,716,224
Eni SpA	592,802	4,634,171
Ferrari NV	29,392	5,394,908
FinecoBank Banca Fineco SpA (a)	138,017	1,901,332
Infrastrutture Wireless Italiane SpA (c)	50,302	555,041
Intesa Sanpaolo SpA (a)	3,915,721	7,368,366
Leonardo SpA	97,959	572,242
Mediobanca Banca di Credito Finanziario SpA	135,847	1,064,668
Moncler SpA (a)	45,559	1,864,663
Nexi SpA (a)(c)	87,566	1,755,317
Pirelli & C SpA (a)(c)	116,150	497,757
Poste Italiane SpA (c)	121,311	1,075,217
Prysmian SpA	55,227	1,603,385
Recordati Industria Chimica e Farmaceutica SpA	22,974	1,177,045
Snam SpA	481,433	2,476,322
Telecom Italia SpA (d)(e)	1,773,836	711,081
Telecom Italia SpA (e)	1,218,531	492,094
Terna Rete Elettrica Nazionale SpA	319,983	2,239,239
UniCredit SpA (a)	494,093	4,083,004
		64,081,552
JAPAN — 25.4%
ABC-Mart, Inc.	8,800	457,901
Acom Co., Ltd.	91,400	397,334
Advantest Corp.	49,600	2,411,087
Aeon Co., Ltd.	156,400	4,204,701
Aeon Mall Co., Ltd.	24,100	338,564
AGC, Inc.	45,000	1,321,711
Air Water, Inc.	37,200	502,809
Aisin Seiki Co., Ltd.	37,200	1,189,447
Ajinomoto Co., Inc.	111,700	2,287,885
Alfresa Holdings Corp.	45,600	998,153
Amada Co., Ltd.	65,200	609,554
ANA Holdings, Inc. (a)(d)	28,500	658,814
Aozora Bank, Ltd. (d)	27,800	461,320
Asahi Group Holdings, Ltd.	92,900	3,235,814
Asahi Intecc Co., Ltd.	43,800	1,375,727
Asahi Kasei Corp.	290,100	2,529,165
Astellas Pharma, Inc.	444,000	6,614,452
Bandai Namco Holdings, Inc.	48,900	3,580,697
Bank of Kyoto, Ltd. (d)	12,500	604,005
Benesse Holdings, Inc.	20,100	517,033
Bridgestone Corp.	130,200	4,112,975
Brother Industries, Ltd.	53,900	856,881

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Calbee, Inc.	20,900	$687,979
Canon, Inc.	241,900	4,009,817
Casio Computer Co., Ltd. (d)	41,000	663,475
Central Japan Railway Co.	33,500	4,798,920
Chiba Bank, Ltd. (d)	134,000	738,921
Chubu Electric Power Co., Inc.	152,800	1,857,432
Chugai Pharmaceutical Co., Ltd.	156,900	7,036,622
Chugoku Electric Power Co., Inc. (d)	76,500	955,876
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	486,835
Concordia Financial Group, Ltd. (d)	213,800	743,176
Cosmos Pharmaceutical Corp.	2,200	383,159
CyberAgent, Inc.	25,800	1,592,208
Dai Nippon Printing Co., Ltd.	58,500	1,185,047
Daicel Corp.	63,200	455,237
Daifuku Co., Ltd.	24,600	2,481,531
Dai-ichi Life Holdings, Inc.	256,200	3,612,842
Daiichi Sankyo Co., Ltd.	399,600	12,259,263
Daikin Industries, Ltd.	59,400	10,968,827
Daito Trust Construction Co., Ltd.	15,100	1,337,711
Daiwa House Industry Co., Ltd.	137,000	3,511,518
Daiwa House REIT Investment Corp.	452	1,152,648
Daiwa Securities Group, Inc.	327,300	1,375,748
Denso Corp.	103,900	4,551,309
Dentsu Group, Inc.	47,400	1,398,220
Disco Corp.	7,200	1,759,349
East Japan Railway Co.	70,100	4,308,404
Eisai Co., Ltd.	59,700	5,449,180
Electric Power Development Co., Ltd.	35,600	548,764
FamilyMart Co., Ltd. (d)	37,600	846,802
FANUC Corp.	44,900	8,611,694
Fast Retailing Co., Ltd.	13,900	8,729,673
Fuji Electric Co., Ltd.	30,600	969,442
FUJIFILM Holdings Corp.	84,900	4,182,300
Fujitsu, Ltd.	45,800	6,253,231
Fukuoka Financial Group, Inc.	40,900	687,020
GLP J-REIT	834	1,282,809
GMO Payment Gateway, Inc.	9,000	963,509
Hakuhodo DY Holdings, Inc.	55,500	717,248
Hamamatsu Photonics KK	32,300	1,631,327
Hankyu Hanshin Holdings, Inc.	57,700	1,853,861
Hikari Tsushin, Inc.	4,800	1,144,520
Hino Motors, Ltd.	63,000	408,537
Hirose Electric Co., Ltd.	8,010	1,034,298
Hisamitsu Pharmaceutical Co., Inc.	13,200	674,431
Security Description	Shares	Value
Hitachi Construction Machinery Co., Ltd. (d)	24,800	$898,141
Hitachi Metals, Ltd.	57,400	884,568
Hitachi, Ltd.	226,300	7,657,672
Honda Motor Co., Ltd.	390,200	9,260,476
Hoshizaki Corp.	11,500	917,092
Hoya Corp.	87,900	9,919,232
Hulic Co., Ltd.	65,600	615,155
Idemitsu Kosan Co., Ltd. (d)	48,540	1,035,728
Iida Group Holdings Co., Ltd.	35,900	726,156
Inpex Corp.	226,600	1,215,229
Isetan Mitsukoshi Holdings, Ltd. (d)	80,300	426,041
Isuzu Motors, Ltd.	127,300	1,112,650
Ito En, Ltd.	11,600	826,781
ITOCHU Corp. (d)	315,100	8,063,429
Itochu Techno-Solutions Corp.	22,200	841,648
Japan Airlines Co., Ltd. (a)	28,300	527,519
Japan Airport Terminal Co., Ltd. (d)	12,400	549,011
Japan Exchange Group, Inc.	119,100	3,336,110
Japan Post Bank Co., Ltd.	94,700	738,187
Japan Post Holdings Co., Ltd.	388,200	2,645,526
Japan Post Insurance Co., Ltd.	55,100	867,031
Japan Prime Realty Investment Corp. REIT	191	592,236
Japan Real Estate Investment Corp. REIT	325	1,660,551
Japan Retail Fund Investment Corp. REIT	633	978,660
Japan Tobacco, Inc.	284,500	5,187,158
JFE Holdings, Inc. (a)	130,500	913,169
JGC Holdings Corp.	49,900	517,249
JSR Corp.	53,300	1,266,062
JTEKT Corp.	49,700	389,598
JXTG Holdings, Inc.	701,100	2,499,891
Kajima Corp.	98,500	1,186,018
Kakaku.com, Inc.	33,100	872,107
Kamigumi Co., Ltd.	24,000	472,637
Kansai Electric Power Co., Inc.	159,100	1,541,030
Kansai Paint Co., Ltd.	37,800	938,938
Kao Corp.	115,300	8,650,323
Kawasaki Heavy Industries, Ltd. (a)(d)	33,000	445,527
KDDI Corp.	378,900	9,524,053
Keihan Holdings Co., Ltd.	23,800	987,606
Keikyu Corp. (d)	55,000	846,024
Keio Corp.	22,700	1,404,396
Keisei Electric Railway Co., Ltd.	33,100	934,301
Keyence Corp.	43,000	20,089,219
Kikkoman Corp.	33,200	1,840,595

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	38,900	$1,659,087
Kirin Holdings Co., Ltd.	199,800	3,750,451
Kobayashi Pharmaceutical Co., Ltd.	11,200	1,081,544
Kobe Bussan Co., Ltd. (d)	13,300	731,995
Koito Manufacturing Co., Ltd.	27,200	1,387,044
Komatsu, Ltd.	202,700	4,449,166
Konami Holdings Corp. (d)	23,100	998,655
Kose Corp.	8,700	1,064,551
Kubota Corp.	251,300	4,499,825
Kuraray Co., Ltd.	75,800	735,000
Kurita Water Industries, Ltd.	23,800	786,550
Kyocera Corp.	77,100	4,411,759
Kyowa Kirin Co., Ltd.	63,500	1,805,897
Kyushu Electric Power Co., Inc.	101,200	917,634
Kyushu Railway Co.	34,000	726,488
Lasertec Corp.	17,600	1,445,810
Lawson, Inc.	12,000	571,839
LINE Corp. (a)	6,700	340,830
Lion Corp.	53,300	1,093,526
LIXIL Group Corp.	68,900	1,391,769
M3, Inc.	104,600	6,466,176
Makita Corp.	51,600	2,468,018
Marubeni Corp.	403,800	2,291,123
Marui Group Co., Ltd.	48,700	933,942
Maruichi Steel Tube, Ltd.	16,600	415,331
Mazda Motor Corp.	149,000	873,457
McDonald's Holdings Co. Japan, Ltd.	16,000	777,728
Mebuki Financial Group, Inc.	259,300	588,040
Medipal Holdings Corp.	46,300	927,850
MEIJI Holdings Co., Ltd.	28,100	2,145,118
Mercari, Inc. (a)	17,200	794,381
MINEBEA MITSUMI, Inc.	90,300	1,718,995
MISUMI Group, Inc.	67,200	1,882,920
Mitsubishi Chemical Holdings Corp.	322,600	1,861,023
Mitsubishi Corp.	312,200	7,468,013
Mitsubishi Electric Corp.	433,800	5,882,692
Mitsubishi Estate Co., Ltd.	273,800	4,144,860
Mitsubishi Gas Chemical Co., Inc.	35,900	667,453
Mitsubishi Heavy Industries, Ltd.	73,400	1,624,127
Mitsubishi Materials Corp.	28,100	553,419
Mitsubishi Motors Corp. (a)(d)	149,700	330,353
Mitsubishi UFJ Financial Group, Inc.	2,913,200	11,619,056
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	533,538
Mitsui & Co., Ltd.	391,900	6,729,793
Mitsui Chemicals, Inc.	41,300	997,593
Mitsui Fudosan Co., Ltd.	226,200	3,933,833
Miura Co., Ltd.	19,600	960,768
Security Description	Shares	Value
Mizuho Financial Group, Inc. (d)	564,040	$7,035,823
MonotaRO Co., Ltd.	28,600	1,419,714
MS&AD Insurance Group Holdings, Inc.	107,300	2,889,225
Murata Manufacturing Co., Ltd.	137,300	8,922,730
Nabtesco Corp.	24,800	899,843
Nagoya Railroad Co., Ltd.	43,100	1,180,827
NEC Corp.	60,400	3,530,846
Nexon Co., Ltd.	112,900	2,814,417
NGK Insulators, Ltd.	65,800	938,943
NGK Spark Plug Co., Ltd.	36,100	629,928
NH Foods, Ltd.	21,000	938,097
Nidec Corp.	104,700	9,812,496
Nihon M&A Center, Inc.	34,700	1,983,943
Nikon Corp. (d)	75,900	511,832
Nintendo Co., Ltd.	26,300	14,894,796
Nippon Building Fund, Inc. REIT	301	1,702,605
Nippon Express Co., Ltd.	15,300	892,252
Nippon Paint Holdings Co., Ltd.	35,200	3,621,477
Nippon Prologis REIT, Inc.	499	1,681,724
Nippon Shinyaku Co., Ltd.	11,200	921,571
Nippon Steel Corp. (a)	181,200	1,709,552
Nippon Telegraph & Telephone Corp.	300,800	6,137,552
Nippon Yusen KK	36,900	639,856
Nissan Chemical Corp.	28,900	1,539,708
Nissan Motor Co., Ltd. (a)	525,100	1,855,923
Nisshin Seifun Group, Inc.	46,800	742,311
Nissin Foods Holdings Co., Ltd.	15,300	1,436,518
Nitori Holdings Co., Ltd.	18,500	3,835,495
Nitto Denko Corp.	36,000	2,343,909
Nomura Holdings, Inc.	759,500	3,468,722
Nomura Real Estate Holdings, Inc.	31,100	591,505
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,337,135
Nomura Research Institute, Ltd.	75,900	2,233,460
NSK, Ltd.	92,100	704,532
NTT Data Corp.	146,500	1,873,651
NTT DOCOMO, Inc.	264,200	9,702,340
Obayashi Corp.	143,500	1,309,246
Obic Co., Ltd.	16,800	2,952,673
Odakyu Electric Railway Co., Ltd.	69,600	1,748,516
Oji Holdings Corp.	182,000	835,788
Olympus Corp.	271,000	5,632,173
Omron Corp.	44,900	3,508,394
Ono Pharmaceutical Co., Ltd.	90,100	2,832,245
Oracle Corp. Japan	9,900	1,068,312
Oriental Land Co., Ltd. (d)	46,600	6,531,399
ORIX Corp.	303,100	3,783,466

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc.	642	$987,181
Osaka Gas Co., Ltd.	85,000	1,653,853
Otsuka Corp.	24,100	1,230,784
Otsuka Holdings Co., Ltd.	94,100	3,984,119
Pan Pacific International Holdings Corp.	97,900	2,278,518
Panasonic Corp.	512,000	4,358,569
Park24 Co., Ltd.	22,300	361,832
PeptiDream, Inc. (a)	23,400	1,097,457
Persol Holdings Co., Ltd.	41,200	672,553
Pigeon Corp.	25,300	1,129,740
Pola Orbis Holdings, Inc.	20,800	391,949
Rakuten, Inc.	204,500	2,203,758
Recruit Holdings Co., Ltd.	298,200	11,835,822
Renesas Electronics Corp. (a)	191,400	1,403,942
Resona Holdings, Inc.	468,000	1,593,413
Ricoh Co., Ltd. (d)	145,300	980,203
Rinnai Corp.	7,700	750,605
Rohm Co., Ltd.	20,500	1,583,879
Ryohin Keikaku Co., Ltd.	63,000	1,046,189
Santen Pharmaceutical Co., Ltd.	91,100	1,861,472
SBI Holdings, Inc.	59,200	1,533,037
SCSK Corp.	11,000	615,060
Secom Co., Ltd.	49,400	4,518,078
Sega Sammy Holdings, Inc.	45,300	551,775
Seibu Holdings, Inc.	48,100	517,632
Seiko Epson Corp. (d)	74,900	860,838
Sekisui Chemical Co., Ltd.	81,000	1,294,819
Sekisui House, Ltd.	144,400	2,557,297
Seven & i Holdings Co., Ltd.	179,000	5,558,119
Seven Bank, Ltd. (d)	180,400	436,939
SG Holdings Co., Ltd.	36,900	1,918,860
Sharp Corp.	55,600	691,196
Shimadzu Corp.	50,100	1,523,922
Shimamura Co., Ltd.	5,100	495,127
Shimano, Inc.	18,000	3,550,923
Shimizu Corp.	125,300	942,696
Shin-Etsu Chemical Co., Ltd.	83,000	10,854,212
Shinsei Bank, Ltd.	42,700	526,904
Shionogi & Co., Ltd.	61,000	3,262,965
Shiseido Co., Ltd.	92,900	5,374,663
Shizuoka Bank, Ltd.	103,100	711,585
Showa Denko KK	31,900	585,158
SMC Corp.	13,700	7,637,651
Softbank Corp. (d)	678,100	7,572,647
SoftBank Group Corp.	369,600	22,854,740
Sohgo Security Services Co., Ltd.	15,800	752,187
Sompo Holdings, Inc.	80,600	2,780,851
Sony Corp.	297,400	22,779,300
Square Enix Holdings Co., Ltd.	22,500	1,488,162
Stanley Electric Co., Ltd.	33,600	967,726
Subaru Corp.	143,800	2,789,848
Security Description	Shares	Value
SUMCO Corp.	64,500	$909,475
Sumitomo Chemical Co., Ltd.	364,100	1,204,421
Sumitomo Corp. (d)	273,200	3,291,258
Sumitomo Dainippon Pharma Co., Ltd. (d)	37,000	487,263
Sumitomo Electric Industries, Ltd.	173,700	1,954,192
Sumitomo Heavy Industries, Ltd.	26,400	613,840
Sumitomo Metal Mining Co., Ltd.	52,900	1,639,645
Sumitomo Mitsui Financial Group, Inc.	310,400	8,673,689
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,204,095
Sumitomo Realty & Development Co., Ltd.	73,800	2,183,364
Sumitomo Rubber Industries, Ltd.	33,300	309,138
Sundrug Co., Ltd.	16,700	629,118
Suntory Beverage & Food, Ltd.	35,700	1,339,831
Suzuken Co., Ltd.	17,400	663,298
Suzuki Motor Corp.	86,000	3,681,784
Sysmex Corp.	38,500	3,681,485
T&D Holdings, Inc.	119,000	1,172,418
Taiheiyo Cement Corp.	29,800	760,430
Taisei Corp.	44,200	1,495,119
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	533,111
Taiyo Nippon Sanso Corp.	34,900	536,297
Takeda Pharmaceutical Co., Ltd.	370,717	13,242,349
TDK Corp.	30,400	3,317,414
Teijin, Ltd.	40,600	629,253
Terumo Corp.	155,600	6,191,350
THK Co., Ltd.	33,400	840,011
TIS, Inc.	51,100	1,084,694
Tobu Railway Co., Ltd.	41,600	1,284,721
Toho Co., Ltd.	29,700	1,223,739
Toho Gas Co., Ltd. (d)	17,900	885,161
Tohoku Electric Power Co., Inc.	96,500	966,536
Tokio Marine Holdings, Inc.	147,500	6,449,820
Tokyo Century Corp. (d)	9,800	533,828
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,030,403
Tokyo Electron, Ltd.	35,700	9,321,040
Tokyo Gas Co., Ltd.	88,000	2,006,966
Tokyu Corp.	110,800	1,437,115
Tokyu Fudosan Holdings Corp.	158,700	685,116
Toppan Printing Co., Ltd.	59,400	839,097
Toray Industries, Inc.	352,600	1,612,152
Toshiba Corp.	93,000	2,370,929
Tosoh Corp.	54,900	890,807
TOTO, Ltd.	32,800	1,510,469

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Toyo Suisan Kaisha, Ltd.	19,300	$1,018,532
Toyoda Gosei Co., Ltd.	16,800	385,508
Toyota Industries Corp.	33,600	2,126,302
Toyota Motor Corp.	500,900	33,224,255
Toyota Tsusho Corp.	47,600	1,337,985
Trend Micro, Inc.	31,700	1,930,566
Tsuruha Holdings, Inc.	8,200	1,161,773
Unicharm Corp.	95,300	4,259,503
United Urban Investment Corp. REIT	802	891,881
USS Co., Ltd.	53,400	954,918
Welcia Holdings Co., Ltd.	21,000	920,354
West Japan Railway Co.	37,200	1,836,856
Yakult Honsha Co., Ltd.	29,300	1,625,884
Yamada Denki Co., Ltd.	160,900	801,903
Yamaha Corp.	31,400	1,505,042
Yamaha Motor Co., Ltd.	63,400	920,677
Yamato Holdings Co., Ltd.	73,600	1,937,608
Yamazaki Baking Co., Ltd. (d)	30,000	522,607
Yaskawa Electric Corp.	55,100	2,154,355
Yokogawa Electric Corp.	54,700	868,185
Yokohama Rubber Co., Ltd.	29,200	415,417
Z Holdings Corp.	632,400	4,221,465
ZOZO, Inc.	22,600	630,256
		839,262,797
JORDAN — 0.0% (b)
Hikma Pharmaceuticals PLC	33,013	1,108,607
LUXEMBOURG — 0.2%
ArcelorMittal SA (a)	170,046	2,262,564
Eurofins Scientific SE (a)	3,127	2,477,528
SES SA	94,603	669,845
Tenaris SA	125,773	626,717
		6,036,654
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	502,000	3,393,891
Sands China, Ltd.	553,200	2,144,334
SJM Holdings, Ltd.	457,000	541,761
Wynn Macau, Ltd. (a)	316,800	508,405
		6,588,391
NETHERLANDS — 4.0%
ABN AMRO Bank NV (c)	90,661	758,012
Adyen NV (a)(c)	4,305	7,941,859
Aegon NV	410,480	1,062,631
Akzo Nobel NV	44,770	4,525,697
Altice Europe NV (a)	128,434	611,594
Argenx SE (a)	11,004	2,907,384
ASML Holding NV	100,819	37,246,178
EXOR NV	25,598	1,389,767
Heineken Holding NV	26,739	2,084,075
Heineken NV	60,415	5,379,474
ING Groep NV (a)	913,073	6,517,594
Just Eat Takeaway.com NV (a)(c)	28,831	3,228,086
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	257,822	$7,621,983
Koninklijke DSM NV	40,267	6,630,351
Koninklijke KPN NV	826,431	1,939,401
Koninklijke Philips NV (a)	214,996	10,153,658
Koninklijke Vopak NV	17,144	966,194
NN Group NV	65,730	2,464,226
Randstad NV (a)	28,901	1,507,313
Royal Dutch Shell PLC Class A	964,678	12,065,256
Royal Dutch Shell PLC Class B	870,815	10,580,469
Wolters Kluwer NV	64,761	5,525,217
		133,106,419
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(d)	166,643	1,694,597
Auckland International Airport, Ltd.	330,140	1,601,131
Fisher & Paykel Healthcare Corp., Ltd.	131,099	2,891,021
Mercury NZ, Ltd.	166,846	564,100
Meridian Energy, Ltd.	305,752	1,004,744
Ryman Healthcare, Ltd.	94,456	886,669
Spark New Zealand, Ltd.	402,356	1,254,428
		9,896,690
NORWAY — 0.5%
DNB ASA	217,000	3,013,542
Equinor ASA	247,660	3,497,851
Gjensidige Forsikring ASA	43,976	889,704
Mowi ASA	111,409	1,976,012
Norsk Hydro ASA (a)	297,037	817,339
Orkla ASA	173,932	1,749,945
Schibsted ASA Class B (a)	24,544	974,783
Telenor ASA	171,266	2,866,402
Yara International ASA	40,982	1,572,072
		17,357,650
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	636,398	3,129,661
Galp Energia SGPS SA	133,549	1,238,944
Jeronimo Martins SGPS SA	58,599	942,454
		5,311,059
RUSSIA — 0.0% (b)
Evraz PLC	129,609	578,230
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	721,230	1,725,790
CapitaLand Commercial Trust REIT	661,238	801,752
CapitaLand Mall Trust REIT	610,500	868,863
CapitaLand, Ltd.	615,482	1,230,527
City Developments, Ltd.	96,600	543,787
DBS Group Holdings, Ltd.	417,413	6,136,306
Genting Singapore, Ltd.	1,319,900	651,506

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Jardine Cycle & Carriage, Ltd.	24,833	$329,611
Keppel Corp., Ltd.	337,300	1,104,848
Mapletree Commercial Trust REIT	493,800	709,352
Mapletree Logistics Trust REIT	591,200	890,473
Oversea-Chinese Banking Corp., Ltd.	765,641	4,761,144
Singapore Airlines, Ltd.	343,749	879,647
Singapore Exchange, Ltd.	182,300	1,229,507
Singapore Technologies Engineering, Ltd.	346,900	883,980
Singapore Telecommunications, Ltd.	1,965,100	3,075,411
Suntec Real Estate Investment Trust	529,400	567,603
United Overseas Bank, Ltd.	285,590	4,023,013
UOL Group, Ltd.	95,932	471,361
Venture Corp., Ltd.	67,800	962,658
		31,847,139
SOUTH AFRICA — 0.2%
Anglo American PLC	286,444	6,943,265
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	63,769	1,441,723
Aena SME SA (a)(c)	15,827	2,203,946
Amadeus IT Group SA	101,937	5,662,140
Banco Bilbao Vizcaya Argentaria SA	1,604,899	4,455,859
Banco Santander SA (a)	3,956,403	7,380,950
Bankinter SA	160,926	692,897
CaixaBank SA	899,730	1,910,351
Cellnex Telecom SA (c)	75,507	4,584,257
Enagas SA	57,883	1,335,771
Endesa SA	72,976	1,952,296
Ferrovial SA	117,292	2,849,558
Grifols SA (d)	75,632	2,175,180
Iberdrola SA	1,395,623	17,181,084
Industria de Diseno Textil SA	263,564	7,292,584
Mapfre SA	271,207	425,559
Naturgy Energy Group SA	76,473	1,533,902
Red Electrica Corp. SA	102,455	1,921,907
Repsol SA	346,285	2,339,767
Siemens Gamesa Renewable Energy SA	53,578	1,450,181
Telefonica SA	1,148,379	3,934,523
		72,724,435
SWEDEN — 3.1%
Alfa Laval AB (a)	70,550	1,558,374
Assa Abloy AB Class B	236,946	5,543,446
Atlas Copco AB Class A	159,477	7,608,634
Atlas Copco AB Class B	93,230	3,893,395
Boliden AB (a)	62,314	1,850,104
Security Description	Shares	Value
Electrolux AB Class B	48,901	$1,140,670
Epiroc AB Class A	154,026	2,232,717
Epiroc AB Class B	96,382	1,338,722
EQT AB	52,938	1,027,910
Essity AB Class B (a)	141,049	4,765,102
Evolution Gaming Group AB (c)	29,920	1,978,200
Hennes & Mauritz AB Class B	191,123	3,294,808
Hexagon AB Class B (a)	65,390	4,942,330
Husqvarna AB Class B	101,271	1,114,321
ICA Gruppen AB (d)	22,934	1,165,850
Industrivarden AB Class C (a)	35,307	939,557
Investment AB Latour Class B	31,349	736,991
Investor AB Class B	108,035	7,061,429
Kinnevik AB Class B	58,818	2,388,886
L E Lundbergforetagen AB Class B (a)	17,802	880,155
Lundin Energy AB	41,757	828,617
Nibe Industrier AB Class B (a)	73,037	1,878,356
Sandvik AB (a)	262,752	5,141,557
Securitas AB Class B (a)	77,801	1,190,113
Skandinaviska Enskilda Banken AB Class A (a)	388,874	3,456,071
Skanska AB Class B (a)	75,803	1,601,901
SKF AB Class B	86,485	1,785,401
Svenska Cellulosa AB SCA Class B (a)	142,690	1,957,478
Svenska Handelsbanken AB Class A (a)	372,218	3,116,296
Swedbank AB Class A (a)	214,992	3,368,030
Swedish Match AB	37,166	3,040,926
Tele2 AB Class B (d)	111,429	1,572,057
Telefonaktiebolaget LM Ericsson Class B	683,852	7,488,446
Telia Co. AB	594,721	2,434,674
Volvo AB Class B (a)	352,498	6,775,862
		101,097,386
SWITZERLAND — 10.5%
ABB, Ltd.	433,301	11,043,754
Adecco Group AG	37,597	1,988,783
Alcon, Inc. (a)	114,777	6,523,651
Baloise Holding AG	10,882	1,606,107
Banque Cantonale Vaudoise	6,212	631,980
Barry Callebaut AG	669	1,493,836
Chocoladefabriken Lindt & Spruengli AG (e)	248	2,098,601
Chocoladefabriken Lindt & Spruengli AG (e)	25	2,233,011
Cie Financiere Richemont SA	124,631	8,389,028
Clariant AG	44,228	874,674
Coca-Cola HBC AG	49,968	1,236,194
Credit Suisse Group AG	566,170	5,666,052
EMS-Chemie Holding AG	1,955	1,760,897

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Geberit AG	8,615	$5,109,600
Givaudan SA	2,163	9,362,796
Glencore PLC (a)	2,321,732	4,822,494
Julius Baer Group, Ltd.	51,016	2,172,194
Kuehne + Nagel International AG	12,486	2,430,517
LafargeHolcim, Ltd.	121,914	5,563,359
Logitech International SA	39,146	3,039,923
Lonza Group AG	17,506	10,830,614
Nestle SA	704,065	84,001,927
Novartis AG	523,538	45,569,621
Partners Group Holding AG	4,392	4,049,893
Roche Holding AG	166,123	57,046,318
Schindler Holding AG (e)	9,933	2,718,299
Schindler Holding AG (e)	4,748	1,291,822
SGS SA	1,466	3,938,477
Sika AG	33,156	8,161,892
Sonova Holding AG (a)	12,933	3,285,622
STMicroelectronics NV	147,641	4,528,924
Straumann Holding AG	2,396	2,429,864
Swatch Group AG (e)	6,518	1,523,053
Swatch Group AG (e)	9,953	449,322
Swiss Life Holding AG	7,671	2,909,907
Swiss Prime Site AG	16,915	1,540,060
Swiss Re AG	68,667	5,106,394
Swisscom AG	6,259	3,324,056
Temenos AG	15,104	2,035,127
UBS Group AG	861,559	9,650,213
Vifor Pharma AG	10,512	1,433,469
Zurich Insurance Group AG	35,908	12,553,004
		346,425,329
UNITED KINGDOM — 12.2%
3i Group PLC	226,071	2,908,563
Admiral Group PLC	46,985	1,587,590
Ashtead Group PLC	109,205	3,940,091
Associated British Foods PLC	80,678	1,946,047
AstraZeneca PLC	309,935	33,929,177
Auto Trader Group PLC (c)	245,873	1,788,527
AVEVA Group PLC	15,823	977,790
Aviva PLC	917,469	3,400,836
BAE Systems PLC	769,320	4,786,941
Barclays PLC (a)	4,036,894	5,102,446
Barratt Developments PLC	226,275	1,390,315
Berkeley Group Holdings PLC	31,858	1,739,964
BP PLC	4,771,130	13,824,209
British American Tobacco PLC	540,444	19,423,232
British Land Co. PLC REIT	214,286	935,933
BT Group PLC	2,179,261	2,765,540
Bunzl PLC	78,023	2,523,865
Burberry Group PLC	103,377	2,076,043
CNH Industrial NV (a)	248,353	1,921,176
Coca-Cola European Partners PLC (e)	24,400	946,964
Security Description	Shares	Value
Coca-Cola European Partners PLC (e)	24,266	$953,421
Compass Group PLC	415,904	6,259,476
Croda International PLC	29,832	2,410,989
DCC PLC	23,359	1,811,717
Diageo PLC	550,672	18,950,776
Direct Line Insurance Group PLC	313,441	1,095,266
Experian PLC	215,887	8,127,220
Fiat Chrysler Automobiles NV (a)	251,365	3,086,011
GlaxoSmithKline PLC	1,183,333	22,226,650
GVC Holdings PLC (a)	134,435	1,686,892
Halma PLC	91,270	2,762,672
Hargreaves Lansdown PLC	78,544	1,582,953
HSBC Holdings PLC	4,801,164	18,819,050
Imperial Brands PLC	230,689	4,082,511
Informa PLC (a)	358,169	1,739,224
InterContinental Hotels Group PLC (a)	39,391	2,071,576
Intertek Group PLC	38,641	3,158,959
J Sainsbury PLC	440,863	1,087,523
JD Sports Fashion PLC	107,276	1,121,942
Johnson Matthey PLC	49,525	1,507,820
Kingfisher PLC	485,075	1,861,560
Land Securities Group PLC REIT	172,937	1,166,484
Legal & General Group PLC	1,448,124	3,539,352
Lloyds Banking Group PLC (a)	16,720,497	5,687,085
London Stock Exchange Group PLC	75,191	8,642,054
M&G PLC	631,607	1,300,688
Melrose Industries PLC (a)	1,227,736	1,824,012
Mondi PLC	112,066	2,374,090
National Grid PLC	839,777	9,664,116
Natwest Group PLC (a)	1,206,151	1,654,898
Next PLC	31,655	2,431,505
Ocado Group PLC (a)	107,997	3,827,025
Pearson PLC	177,276	1,259,914
Persimmon PLC	73,993	2,362,515
Prudential PLC	622,297	8,945,867
Reckitt Benckiser Group PLC	167,260	16,339,698
RELX PLC (e)	318,236	7,096,762
RELX PLC (e)	144,613	3,219,959
Rentokil Initial PLC (a)	443,456	3,070,922
Rio Tinto PLC	264,116	15,922,677
Rolls-Royce Holdings PLC	446,476	742,713
RSA Insurance Group PLC	251,345	1,470,351
Sage Group PLC	253,546	2,360,722
Schroders PLC	29,656	1,031,900
Segro PLC REIT	264,129	3,180,208
Severn Trent PLC	55,915	1,763,811
Smith & Nephew PLC	212,508	4,170,793
Smiths Group PLC	90,381	1,601,842
Spirax-Sarco Engineering PLC	17,970	2,563,817

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SSE PLC	246,648	$3,846,160
St James's Place PLC	124,600	1,501,833
Standard Chartered PLC (a)	638,471	2,943,559
Standard Life Aberdeen PLC	508,523	1,483,732
Taylor Wimpey PLC	844,503	1,183,100
Tesco PLC	2,285,774	6,282,482
Unilever NV	344,822	20,943,704
Unilever PLC	275,105	16,993,300
United Utilities Group PLC	166,522	1,842,958
Vodafone Group PLC	6,275,596	8,333,651
Whitbread PLC (a)	46,813	1,281,486
Wm Morrison Supermarkets PLC	586,128	1,288,955
WPP PLC	277,941	2,187,079
		403,647,236
UNITED STATES — 0.3%
CyberArk Software, Ltd. (a)	9,300	961,806
Ferguson PLC	52,208	5,263,690
QIAGEN NV (a)	52,113	2,707,188
		8,932,684
TOTAL COMMON STOCKS (Cost $2,979,812,381)		3,236,054,799

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (f) (g)	23,538,436	23,543,144
State Street Navigator Securities Lending Portfolio II (h) (i)	19,569,068	19,569,068
TOTAL SHORT-TERM INVESTMENTS (Cost $43,114,225)		43,112,212
TOTAL INVESTMENTS — 99.4% (Cost $3,022,926,606)		3,279,167,011
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		20,046,772
NET ASSETS — 100.0%		$3,299,213,783

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2020.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	668	12/18/2020	$63,273,494	$61,896,880	$(1,376,614)
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,697,752	$3,207,357,047	$—	$3,236,054,799
Short-Term Investments	43,112,212	—	—	43,112,212
TOTAL INVESTMENTS	$71,809,964	$3,207,357,047	$—	$3,279,167,011
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,376,614)	—	—	(1,376,614)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,376,614)	$—	$—	$(1,376,614)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2020

% of Net Assets
Industrials	14.9%
Financials	14.8
Health Care	14.1
Consumer Staples	11.7
Consumer Discretionary	11.6
Information Technology	8.5
Materials	7.5
Communication Services	5.4
Utilities	3.9
Real Estate	3.0
Energy	2.7
Short-Term Investments	1.3
Other Assets in Excess of Liabilities	0.6
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$498,708,123	$493,416,107	$3,260	$(2,621)	23,538,436	$23,543,144	$225,509
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	283,160,287	281,953,841	—	—	19,569,068	19,569,068	256,649
Total		$36,613,111	$781,868,410	$775,369,948	$3,260	$(2,621)		$43,112,212	$482,158
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2020, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020, are disclosed in the Schedule of Investments.